Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Clifford Capital Partners Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.66%		9.45%	9.06%
Clifford Capital Partners Fund (Investor Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.35%		9.16%	8.81%
Clifford Capital Partners Fund (Super Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.73%	9.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.31%	15.26%	12.83%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.65%	10.80%	10.61%	9.17%